Document And Entity Information	Feb. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2024
Entity Registrant Name	AGILYSYS, INC.
Entity Central Index Key	0000078749
Entity Emerging Growth Company	false
Entity File Number	000-5734
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-0907152
Entity Address, Address Line One	3655 Brookside Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30022
City Area Code	770
Local Phone Number	810-7800
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	AGYS
Security Exchange Name	NASDAQ